Contract Balances, Performance Obligations and Contract Costs - Changes in Deferred Revenue and Contract Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2025	Jan. 31, 2025
Contract Balances, Performance Obligations and Contract Costs
Beginning balance	$ 105,208
Recognition of previously deferred revenue	(61,934)
Deferral of revenue	70,194
Increases from business combinations, net	3,296
Effect of movements in foreign exchange	1,411
Ending balance	118,175
Current	116,870	$ 104,230
Long-term	1,305
Beginning balance	7,421
Transfers to trade receivables from contract assets	(2,627)
Increases as a result of revenue recognized during the period, net of amounts transferred to trade receivables	456
Effect of movements in foreign exchange	25
Ending balance	$ 5,275